UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Market Allocation Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 04/30/2014

Item 1 – Report to Stockholders

APRIL 30, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Emerging Market Allocation Portfolio   |   of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Dear Shareholder

Dear Shareholder,

Markets have remained highly attuned to potential changes in U.S. monetary policy over the past year. This was markedly evident one year ago in May of 2013 when then-Federal Reserve Chairman Bernanke first mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. U.S. Treasury yields rose sharply following his comments, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Global equities also suffered as investors feared the implications of a potential end to a program that had greatly supported stocks. Emerging markets, which are more sensitive to changes in global liquidity, were especially hurt by the prospect of ebbing cash flows from the United States. Markets broadly rebounded in late June, however, when the Fed’s tone turned more dovish. At the same time, improving economic indicators and better corporate earnings helped extend gains through most of the summer.

Although the tone of economic and financial news was mixed last autumn, it was a surprisingly positive period for most asset classes. Early on, the Fed defied market expectations with its decision to delay tapering, but higher volatility returned in late September 2013 when the U.S. Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October. Equities and other so-called “risk assets” managed to resume their rally when politicians finally engineered a compromise to reopen the government and extend the debt ceiling.

The remainder of 2013 was a generally positive period for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the Fed ultimately announced its tapering plans in mid-December, markets reacted positively, as this action signaled the Fed’s perception of real improvement in the economy, and investors were finally released from the anxiety that had gripped them for quite some time.

The start of the new year brought a stark change in sentiment. Heightened volatility in emerging markets — driven by reduced global liquidity, severe currency weakness, high levels of debt and uneven growth — combined with mixed U.S. economic data caused global equities to weaken in January while bond markets found renewed strength from investors seeking relatively safer assets. Although these headwinds persisted, equities were back on the rise in February as investors were encouraged by a one-year extension of the U.S. debt ceiling and market-friendly comments from new Fed Chair Janet Yellen. While U.S. economic data had softened, investors were assuaged by increasing evidence that this was a temporary trend resulting from harsher-than-usual winter weather.

In the final months of the period, signs of decelerating growth in China and geopolitical tensions in Russia and Ukraine made for a bumpy ride, but markets continued their climb as investors focused on improving U.S. economic data, stronger corporate earnings and a still-dovish central bank. Within developed markets, investors shifted from growth to value stocks as the strong performance of growth stocks in 2013 had pushed valuations higher in many of these sectors. Emerging markets also benefited from this broad rotation into cheaper valuations and were further supported by an improving growth outlook for a number of developing countries.

Even though investors were gearing up for a modest shift toward tighter monetary policy from the Fed, equity markets in the developed world posted solid gains for the six- and 12-month periods ended April 30. Emerging markets, however, experienced increased volatility amid heightened risks for the asset class. Interest rate uncertainty posed a headwind for fixed income assets, and higher-quality sectors of the market performed poorly over the reporting period. Conversely, high yield bonds benefited from income-oriented investors’ search for yield in the overall low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities close to historic lows.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

In a modest global growth environment, expectations around monetary policy changes continued to be a key theme in financial market performance.

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2014

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.36%	20.44%
U.S. small cap equities (Russell 2000® Index)	3.08	20.50
International equities (MSCI Europe, Australasia, Far East Index)	4.44	13.35
Emerging market equities (MSCI Emerging Markets Index)	(2.98)	(1.84)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.03	0.06
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.88	(5.25)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.74	(0.26)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.24	0.46
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.72	6.28

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2014

Investment Objective

BlackRock Emerging Market Allocation Portfolio’s (the “Fund”) investment objective is to seek total return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended April 30, 2014, the Fund underperformed its custom blended benchmark (60% MSCI Emerging Markets Index (“MSCI EM” or the “equity benchmark”)/40% JP Morgan Emerging Markets Bond Index Plus (“EMBI+” or the “fixed income benchmark”).

What factors influenced performance?

•	As part of its investment strategy, the Fund uses derivatives, including total return swaps, to achieve exposure to a market or to hedge market and/or equity risks. Through its use of total return swaps, the Fund’s performance is attributable to effective stock selection based on bottom-up security analysis coupled with a long-short approach to controlling the Fund’s exposure to trends in emerging markets.
•	Heightened volatility in emerging markets in the first half of the period resulted in negative returns for both the Fund and its custom blended benchmark for the overall six-month period. The Fund underperformed the custom blended benchmark due mostly to bottom-up stock selection within the long-short equity portfolio. Specifically, the Fund’s long positions in momentum stocks (stocks with upward-trending prices) hurt returns during March and April when the market broadly rotated away from these stocks, which had generated strong performance in 2013. In fixed income, the Fund’s strategic higher-quality bias had a negative impact on performance as these issues underperformed the high yield sector later in the period.
•	Contributing positively to relative performance was exposure to frontier stocks (stocks of companies domiciled in countries that are typically less developed than emerging markets). Also adding to returns was an allocation to developed market stocks that derive a significant portion of their sales from emerging countries. In January, the Fund’s defensive positioning by way of an overweight to fixed income proved beneficial as fixed income assets broadly outperformed equities during the month.

Describe recent portfolio activity.

•	In the first half of the period, the Fund was defensively positioned with an underweight in equities and overweight in fixed income versus the custom blended benchmark. Within fixed income, the Fund remained strategically biased toward higher quality issuers while significantly underweighting the lowest rated issuers within the fixed income benchmark. Following the stock market correction early in 2014, the Fund increased equity exposure to bring overall portfolio risk closer to the aggregate risk of the custom blended benchmark. Toward the end of the period, the Fund made changes within the equity allocation to reduce exposure to poor-performing momentum stocks.
•	The Fund’s cash exposure results from maintaining long and short positions via the use of derivatives. The Fund was fully invested throughout the period and the cash exposure did not have a material impact on performance.

Describe portfolio positioning at period end.

•	At period end, the aggregate risk profile of the Fund was slightly below that of the custom blended benchmark. Within equities, the Fund continued to hold positions in frontier stocks as well as a small allocation to developed market stocks with emerging market exposure. The Fund’s fixed income allocation maintained a duration profile (sensitivity to interest rate movements) that was roughly in line with that of the fixed income benchmark. The Fund remained biased toward higher rated credits and underweight in the lowest rated issuers of the benchmark index.
4	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity and debt instruments and related derivative instruments issued by, or tied economically to, companies or other issuers located in emerging markets.
[3]	The Fund measures its performance to that of a customized weighted index comprised of the returns of the (60%) MSCI Emerging Markets Index and (40%) JPMorgan Emerging Markets Bond Index Plus. MSCI Emerging Market Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2014, the index consisted of the following 23 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. JPMorgan Emerging Market Bond Index Plus is a market capitalization-weighted index tracks returns for actively traded external debt instruments in emerging markets.
[4]	Commencement of operations.

Performance Summary for the Period Ended April 30, 2014

		Total Returns[5]
		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/sales charge
Institutional	(2.18)%	(6.77)%	N/A
Investor A	(2.35)	(7.04)	(11.92)%
Investor C	(2.69)	(7.65)	(8.57)
60% MSCI Emerging Markets Index/40% JPMorgan Emerging Markets Bond Index Plus	(0.49)	(2.54)	N/A
MSCI Emerging Markets Index	(2.98)	(2.70)	N/A
JPMorgan Emerging Markets Bond Index Plus	3.26	(2.46)	N/A
[5]	Assuming maximum sales charges, if any. Aggregate total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 7 for a detailed description of share classes, including any related sales charges and fees.
[6]	The Fund commenced operations on May 16, 2013.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[7]	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$978.20	$6.87	$1,000.00	$1,017.85	$7.00	1.40%
Investor A	$1,000.00	$976.50	$8.09	$1,000.00	$1,016.61	$8.25	1.65%
Investor C	$1,000.00	$973.10	$11.74	$1,000.00	$1,012.89	$11.98	2.40%
[7]	For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
[8]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on Page 7 for further information on how expenses were calculated.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	5

Fund Summary (concluded)

Portfolio Information

Percent of
Portfolio Composition	Long-Term Investments
Foreign Government Obligations	66%
Foreign Agency Obligations	29
Investment Companies	5

	Percent of Total investments[1]
Geographic Allocation	Long	Short	Total
Taiwan	10%	5%	15%
China	9	3	12
South Korea	8	4	12
Brazil	7	2	9
South Africa	4	2	6
Mexico	4	1	5
Hong Kong	2	2	4
Malaysia	4	—	4
Turkey	3	—	3
Russia	3	—	3
Poland	2	—	2
Indonesia	2	—	2
Philippines	2	—	2
United States	2	—	2
Columbia	2	—	2
Chile	2	—	2
Other[2]	12	3	15

Total	78%	22%	100%

[1]	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
[2]	Other includes a 1% or less investment in each of the following countries: Argentina, Australia, Austria, Azerbaijan, Belgium, Canada, Cayman Islands, Costa Rica, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hungary, India, Ireland, Israel, Italy, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Morocco, Netherlands, Niger, Norway, Panama, Peru, Romania, Saudi Arabia, Singapore, Slovakia, Spain, Sweden, Switzerland, Thailand, United Kingdom and Uruguay.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including financial futures contracts and swaps, as specified in Note 3 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or equity risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

6	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
•	Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
•	Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 4 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2013 and held through April 30, 2014) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	7

Consolidated Schedule of Investments April 30, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)	Value
Azerbaijan — 0.4%
State Oil Co. of the Azerbaijan Republic, 4.75%, 3/13/23	$200	$192,850
Chile — 1.8%
Corp. Nacional del Cobre de Chile:
7.50%, 1/15/19	100	120,385
3.00%, 7/17/22	400	379,039
4.50%, 8/13/23	200	209,446
4.25%, 7/17/42	200	175,776
		884,646
China — 0.4%
State Grid Overseas Investment 2013, Ltd., 3.13%, 5/22/23	200	188,018
Costa Rica — 0.4%
Banco de Costa Rica, 5.25%, 8/12/18	200	200,500
Hong Kong — 0.8%
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	200	208,830
Sinopec Group Overseas Development 2012, Ltd., 3.90%, 5/17/22	200	198,395
		407,225
India — 0.4%
Export-Import Bank of India, 4.00%, 1/14/23	200	187,110
Indonesia — 1.2%
Pertamina Persero PT:
5.25%, 5/23/21	200	200,750
4.30%, 5/20/23	200	181,750
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	200	203,250
		585,750
Ireland — 0.5%
Russian Railways via RZD Capital PLC, 5.74%, 4/03/17	100	103,000
Vnesheconombank Via VEB Finance PLC, 6.03%, 7/05/22	200	182,000
		285,000
Kazakhstan — 1.7%
KazMunayGas National Co. JSC:
9.13%, 7/02/18	400	478,000
4.40%, 4/30/23	400	377,500
		855,500
Luxembourg — 0.4%
Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17	200	189,500
Malaysia — 1.8%
Penerbangan Malaysia BHD, 5.63%, 3/15/16	100	108,006
Petronas Capital, Ltd., 5.25%, 8/12/19	700	784,153
		892,159

Foreign Agency Obligations	Par (000)	Value
Mexico — 1.6%
America Movil SAB de C.V., 6.38%, 3/01/35	$200	$233,292
Petroleos Mexicanos:
5.50%, 1/21/21	100	109,500
3.50%, 1/30/23	320	303,200
6.50%, 6/02/41	130	144,300
		790,292
Netherlands — 0.4%
Kazakhstan Temir Zholy Finance BV, 6.38%, 10/06/20	200	216,700
Philippines — 0.4%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	150	189,937
South Africa — 0.8%
Eskom Holdings SOC, Ltd., 5.75%, 1/26/21	200	205,500
Transnet SOC, Ltd., 4.00%, 7/26/22	200	185,500
		391,000
United Kingdom — 0.4%
Sinopec Group Overseas Development 2013, Ltd., 4.38%, 10/17/23	200	203,520
United States — 0.8%
The Goldman Sachs Group, Inc., 6.13%, 2/15/33	200	231,702
Pemex Project Funding Master Trust, 5.75%, 3/01/18	150	166,687
		398,389
Total Foreign Agency Obligations — 14.2%		7,058,096

Foreign Government Obligations
Banco Nacional de Desenvolvimento Economico e Social:
3.38%, 9/26/16	200	203,750
5.50%, 7/12/20	100	106,875
Brazilian Government International Bond:
4.88%, 1/22/21	900	972,000
7.13%, 1/20/37	300	367,500
Chile Government International Bond, 2.25%, 10/30/22	250	230,937
Colombia Government International Bond:
4.38%, 7/12/21	1,000	1,058,000
6.13%, 1/18/41	250	285,000
Costa Rica Government International Bond, 4.38%, 4/30/25	200	177,000
The Export-Import Bank of China, 4.88%, 7/21/15	200	208,812
Indonesia Government International Bond:
3.75%, 4/25/22	600	567,000
8.50%, 10/12/35	100	129,125
7.75%, 1/17/38	200	242,250

Portfolio Abbreviations

ADR ETF GDR	American Depository Receipts Exchange-Traded Fund Global Depository Receipts	LIBOR MSCI REIT	London InterBank Offered Rate Morgan Stanley Capital International Real Estate Investment Trust

See Notes to Consolidated Financial Statements.

8	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Foreign Government Obligations	Par (000)		Value
Lithuania Government International Bond:
7.38%, 2/11/20		$500	$605,000
6.63%, 2/01/22		200	238,000
Mexico Government International Bond:
3.63%, 3/15/22		400	405,400
6.75%, 9/27/34		100	124,500
4.75%, 3/08/44		330	318,450
Morocco Government International Bond, 5.50%, 12/11/42		200	187,000
Panama Government International Bond:
7.13%, 1/29/26		500	626,250
6.70%, 1/26/36		100	120,125
Peruvian Government International Bond:
7.13%, 3/30/19		200	243,500
8.75%, 11/21/33		100	150,250
6.55%, 3/14/37		430	529,975
Philippine Government International Bond:
8.38%, 6/17/19		150	190,500
5.50%, 3/30/26		400	454,000
7.75%, 1/14/31		100	137,500
6.38%, 10/23/34		400	501,000
Poland Government Bond, 4.00%, 10/25/23	PLN	700	230,648
Poland Government International Bond:
5.00%, 10/19/15		$200	212,300
6.38%, 7/15/19		200	235,400
5.13%, 4/21/21		700	776,125
5.00%, 3/23/22		200	217,750
Republic of Latvia, 2.75%, 1/12/20		350	338,100
Romanian Government International Bond:
4.38%, 8/22/23		300	303,750
4.88%, 1/22/24		400	420,000
Russian Foreign Bond — Eurobond:
5.00%, 4/29/20		900	909,000
4.88%, 9/16/23		200	189,750
12.75%, 6/24/28		100	160,000
Slovakia Government International Bond, 4.38%, 5/21/22		200	210,894

Foreign Government Obligations	Par (000)		Value
South Africa Government International Bond:
5.88%, 5/30/22		$500	$554,475
5.88%, 9/16/25		200	219,500
Turkey Government International Bond:
6.75%, 4/03/18		700	785,050
7.50%, 11/07/19		100	117,150
7.38%, 2/05/25		100	118,650
6.75%, 5/30/40		100	113,000
4.88%, 4/16/43		400	361,172
Uruguay Government International Bond:
8.00%, 11/18/22		100	128,000
7.63%, 3/21/36		300	393,375
Total Foreign Government Obligations — 33.1%			16,373,788

Investment Companies		Shares
United States — 2.4%
iShares MSCI Frontier 100 ETF (a)		31,956	1,188,124
Total Long-Term Investments (Cost — $25,376,304) — 49.7%			24,620,008

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)		25,039,149	25,039,149
Total Short-Term Securities (Cost — $25,039,149) — 50.6%			25,039,149
Total Investments (Cost — $50,415,453) — 100.3%			49,659,157
Liabilities in Excess of Other Assets — (0.3)%			(162,643)
Net Assets — 100.0%			$49,496,514

Notes to Consolidated Schedule of Investments

(a)
Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Shares Purchased		Shares Sold	Shares Held at April 30, 2014	Value at April 30, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	20,416,832	4,622,317	[1]	—	25,039,149	$25,039,149	$4,213	—
iShares MSCI Frontier 100 ETF	99,142	—		(67,186)	31,956	$1,188,124	$4,526	$345,234
[1]	Represents net shares purchased.

(b)	Represents the current yield as of report date.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	9

Consolidated Schedule of Investments (continued)

•	Total return swaps outstanding as of April 30, 2014 were as follows:[2]

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entity
Equity Securities Long/Short:	Goldman Sachs & Co.	5/14/14 – 7/27/23	$ 468,885	$ 58,282	[3]	$ 497,915
	Goldman Sachs & Co.	12/03/14 – 10/29/15	$13,832,961	631,878	[4]	14,430,654
	UBS AG	6/13/14	$12,631,540	761,899	[5]	13,299,404

Total				$1,452,059		$28,227,973
[2]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark (e.g. LIBOR or Federal Funds), plus or minus a spread. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
[3]	Amount includes $29,252 of net dividends and financing fees receivable.
[4]	Amount includes $34,185 of net dividends and financing fees receivable.
[5]	Amount includes $94,035 of net dividends and financing fees receivable.

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
125	SGX S&P Nifty Index	Singapore Exchange Derivatives Clearing Limited	May 2014	$1,683,500	$(31,331)

See Notes to Consolidated Financial Statements.

10	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (continued)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2014, expiration dates 5/14/14 – 7/27/23:

	Shares	Value
Reference Entity — Long
Australia
BHP Billiton Ltd.	138	$4,860
Ramsay Health Care Ltd.	52	2,173
Rio Tinto Ltd.	36	2,076
Woodside Petroleum Ltd.	44	1,672
		10,781
Austria
Andritz AG	9	559
BUWOG AG	9	165
Immofinanz AG	181	671
Raiffeisen Bank International AG	16	506
Vienna Insurance Group AG	17	909
		2,810
Belgium
Anheuser-Busch InBev NV	57	6,213
KBC Groep NV	14	854
		7,067
Canada
BlackBerry, Ltd.	186	1,420
Brookfield Renewable Energy Partners LP	38	1,107
Eldorado Gold Corp.	249	1,518
First Quantum Minerals Ltd.	54	1,075
Kinross Gold Corp.	387	1,571
Methanex Corp.	8	496
New Gold, Inc.	163	824
Yamana Gold, Inc.	113	846
		8,857
Denmark
Chr Hansen Holding A/S	15	676
Novo Nordisk A/S, Class B	19	862
Rockwool International A/S, -B Shares	3	579
		2,117
Finland
Kone OYJ, Class B	21	900
Nokia OYJ	81	606
Valmet Corp.	52	608
		2,114
France
Airbus Group NV	29	1,993
Casino Guichard-Perrachon SA	11	1,402
Christian Dior SA	4	823
Danone SA	25	1,846
Edenred	32	1,082
Imerys SA	19	1,669
Lafarge SA	12	1,098
Pernod Ricard SA	12	1,440
Renault SA	11	1,075
SEB SA	10	922
Societe BIC SA	10	1,327
Valeo SA	10	1,373
		16,050

	Shares	Value
Reference Entity — Long
Germany
Adidas AG	7	$748
Bayer AG, Registered Shares	5	695
Bayerische Motoren Werke AG	25	3,143
Daimler AG, Registered Shares	40	3,724
Fuchs Petrolub SE, Preference Shares	10	1,006
GEA Group AG	24	1,075
Henkel AG & Co. KGaA, Preference Shares	20	2,231
MAN SE	6	769
Merck KGaA	11	1,860
Puma SE	3	886
Symrise AG	21	1,061
Volkswagen AG, Preference Shares	15	4,055
Wacker Chemie AG	5	588
		21,841
Hong Kong
AIA Group Ltd.	800	3,891
Bank of East Asia Ltd.	400	1,652
BOC Hong Kong Holdings Ltd.	500	1,467
Cathay Pacific Airways Ltd.	1,000	1,890
Champion REIT	1,000	472
CLP Holdings Ltd.	500	3,997
Galaxy Entertainment Group Ltd.	1,000	7,894
Hang Seng Bank Ltd.	200	3,265
Henderson Land Development Co., Ltd.	1,100	6,575
Hong Kong & China Gas Co., Ltd.	1,400	3,231
Kerry Logistics Network, Ltd.	250	368
MTR Corp.	1,000	3,779
New World Development Co., Ltd. — Rights	333	83
Sands China Ltd.	400	2,937
Wharf Holdings Ltd.	1,000	7,020
Wynn Macau Ltd.	400	1,583
		50,104
Ireland
Accenture PLC, Class A	47	3,770
Israel
Bank Leumi Le-Israel BM	545	2,133
Israel Chemicals Ltd.	121	1,074
The Israel Corp. Ltd.	2	1,129
		4,336
Italy
Fiat SpA	84	1,014
Pirelli & C SpA	121	2,037
Prysmian SpA	72	1,875
Saipem SpA	30	805
Tenaris SA	93	2,056
		7,787
Japan
Advantest Corp.	100	1,102
Nexon Co., Ltd.	200	1,558
Nitto Denko Corp.	100	4,330
Sharp Corp.	1,000	2,507
Sumco Corp.	100	767
Tokyo Electron Ltd.	100	5,687
Tokyo Seimitsu Co. Ltd.	100	1,685
Toyota Motor Corp.	100	5,403
Yamaha Motor Co. Ltd.	100	1,544
		24,583

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	11

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
Netherlands
Akzo Nobel NV	21	$1,618
Koninklijke Boskalis Westminster NV	39	2,210
Royal Dutch Shell PLC, Class B	227	9,639
Unilever NV CVA	160	6,861
		20,328
Niger
Chicago Bridge & Iron Co. NV	5	401
Norway
Telenor ASA	53	1,245
Singapore
CapitaMalls Asia Ltd.	1,000	1,762
Flextronics International Ltd.	213	1,915
		3,677
Spain
Banco Bilbao Vizcaya Argentaria SA	140	1,728
Banco Santander SA	319	3,173
Banco Santander SA — Rights	2,279	474
Indra Sistemas SA	38	714
Obrascon Huarte Lain SA	12	556
Tecnicas Reunidas SA	10	602
Telefonica SA	86	1,443
		8,690
Sweden
Alfa Laval AB	28	746
Atlas Copco AB, Class A	50	1,454
Investment AB Kinnevik, Class B	27	953
Telefonaktiebolaget LM Ericsson, Class B	58	699
Volvo AB, Class B	63	998
		4,850
Switzerland
ABB Ltd., Registered Shares	89	2,143
Cie Financiere Richemont SA, Registered Shares	23	2,340
Clariant AG	37	730
DKSH Holding AG	11	908
Dufry AG	6	993
Glencore Xstrata PLC	298	1,608
Holcim Ltd., Registered Shares	12	1,101
Nestle SA, Registered Shares	113	8,733
OC Oerlikon Corp. AG, Registered Shares	108	1,720
Schindler Holding AG, Participation Certificates	17	2,634
SGS SA, Registered Shares	1	2,498
Sika AG	1	4,046
The Swatch Group AG, Bearer Shares	2	1,286
		30,740
United Kingdom
3i Group PLC	143	919
BG Group PLC	103	2,084
British American Tobacco PLC	84	4,851
Burberry Group PLC	21	527
Diageo PLC	64	1,961
Eurasian Natural Resources Corp. PLC	448	1,645
G4S PLC	140	559
HSBC Holdings PLC	756	7,725
Intertek Group PLC	26	1,281
Investec PLC	60	529
Mondi PLC	47	781

	Shares	Value
Reference Entity — Long
United Kingdom (concluded)
Noble Corp. PLC	45	$1,386
Old Mutual PLC	503	1,700
Rexam PLC	152	1,274
Rotork PLC	11	482
SABMiller PLC	69	3,757
Standard Chartered PLC	92	1,993
Vodafone Group PLC	1,091	4,142
		37,596
United States
3M Co.	13	1,808
Adobe Systems, Inc.	9	555
Advanced Micro Devices, Inc.	151	618
The AES Corp.	83	1,199
Air Lease Corp.	35	1,256
Alexion Pharmaceuticals, Inc.	6	949
Allergan, Inc.	8	1,327
Amazon.com, Inc.	10	3,041
American International Group, Inc.	22	1,169
Amgen, Inc.	29	3,241
Apple, Inc.	19	11,212
Applied Materials, Inc.	83	1,582
Atmel Corp.	142	1,103
Avon Products, Inc.	76	1,161
The Boeing Co.	17	2,193
Bristol-Myers Squibb Co.	47	2,354
Bunge Ltd.	21	1,673
Caterpillar, Inc.	31	3,267
Chevron Corp.	41	5,146
Citigroup, Inc.	141	6,755
The Coca-Cola Co.	60	2,447
Colgate-Palmolive Co.	19	1,279
Corning, Inc.	114	2,384
Costco Wholesale Corp.	6	694
Cypress Semiconductor Corp.	84	796
Dresser-Rand Group, Inc.	12	725
Dril-Quip, Inc.	9	1,018
eBay, Inc.	15	777
Entropic Communications, Inc.	250	923
Expeditors International of Washington, Inc.	56	2,309
Exxon Mobil Corp.	104	10,651
Facebook, Inc.	56	3,348
FedEx Corp.	4	545
Fluor Corp.	12	908
FMC Corp.	18	1,386
General Electric Co.	135	3,630
Google, Inc., Class A	16	8,558
Hewlett-Packard Co.	19	628
The Home Depot, Inc.	74	5,884
Honeywell International, Inc.	13	1,208
Intel Corp.	182	4,858
International Business Machines Corp.	24	4,715
Jabil Circuit, Inc.	41	708
Johnson & Johnson	89	9,015
Kansas City Southern	7	706
KBR, Inc.	32	812
Kimberly-Clark Corp.	14	1,572
Kosmos Energy Ltd.	128	1,398
Las Vegas Sands Corp.	16	1,266
Lear Corp.	16	1,329
LSI Corp.	91	1,014
Marvell Technology Group Ltd.	49	777

See Notes to Consolidated Financial Statements.

12	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
United States (concluded)
Mastercard, Inc., Class A	27	$1,986
Merck & Co., Inc.	93	5,446
MGM Resorts International	80	2,018
Micron Technology, Inc.	37	966
Microsoft Corp.	190	7,676
Monsanto Co.	5	554
The Mosaic Co.	26	1,301
Newfield Exploration Co.	26	880
NIKE, Inc., Class B	19	1,386
NVIDIA Corp.	42	776
Occidental Petroleum Corp.	12	1,149
ON Semiconductor Corp.	151	1,421
Oracle Corp.	93	3,802
Pall Corp.	32	2,693
PepsiCo, Inc.	33	2,834
Pfizer, Inc.	396	12,387
Philip Morris International, Inc.	28	2,392
The Procter & Gamble Co.	73	6,026
QUALCOMM, Inc.	60	4,723
Raytheon Co.	5	477
Samsonite International SA	600	1,906
SanDisk Corp.	7	595
Schlumberger Ltd.	63	6,398
Teradyne, Inc.	34	601
Texas Instruments, Inc.	29	1,318
Thermo Fisher Scientific, Inc.	18	2,052
United Technologies Corp.	19	2,248
Verizon Communications, Inc.	121	5,683
Visa, Inc., Class A	16	3,242
Visteon Corp.	11	955
VMware, Inc., Class A	6	555
Wal-Mart Stores, Inc.	88	7,015
Western Digital Corp.	11	969
Wynn Resorts Ltd.	8	1,631
Yum! Brands, Inc.	29	2,233
		228,171
Net Value of Reference Entity — Goldman Sachs & Co.		497,915

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2014, expiration dates 12/03/14 – 10/29/15:

	Shares	Value
Reference Entity — Long
Brazil
All — America Latina Logistica SA	223	$883
AMBEV SA	70,400	514,641
AMBEV SA, ADR	4,955	35,924
AMBEV SA, Rights	99	11
Bradespar SA, Preference Shares	16,600	143,684
Braskem SA — ADR	757	10,295
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	7,887	375,106
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	7,400	350,129
Cyrela Brazil Realty SA	5,700	34,562
Estacio Participacoes SA	1,300	13,923
Even Construtora e Incorporadora SA	5,200	16,744
Itau Unibanco Holding SA, Preference Shares	6,400	105,626
Itau Unibanco Holding SA, Preference Shares — ADR	23,279	380,844
Itausa — Investimentos Itau SA, Preference Shares	37,683	165,621
Klabin SA, Preference Shares	13,000	13,410
Klabin SA, Rights	78	4
Marfrig Global Foods SA	36,700	68,470
Petroleo Brasileiro SA, Preference Shares	9,600	71,341
Randon Participacoes SA, Preference Shares	24,125	77,901
Rossi Residencial SA	41,600	29,851
Vale SA, Preference Shares — ADR	27,825	330,283
Vale SA, Preference A Shares	18,200	215,649
		2,954,902
Cayman Islands
Chlitina Holding, Ltd.	1,000	8,482
Green Seal Holding, Ltd.	1,000	6,937
		15,419
China
Agricultural Bank of China Ltd., Class H	18,000	7,574
Anta Sports Products Ltd.	69,000	101,144
Bank of China Ltd., Class H	208,000	91,644
Bank of Communications Co. Ltd., Class H	6,000	3,737
BBMG Corp., Class H	137,500	96,789
Beijing Jingneng Clean Energy Co., Ltd.	34,000	14,656
Byd Co. Ltd., Class H	38,000	205,626
China Cinda Asset Management Co., Ltd.	17,000	8,573
China Citic Bank Corp. Ltd., Class H	8,000	4,779
China Communications Construction Co. Ltd., Class H	510,000	334,598
China Construction Bank Corp., Class H	388,000	268,641
China Galaxy Securities Co., Ltd., Class H	12,500	7,332
China Life Insurance Co. Ltd., Class H	70,000	182,109
China Merchants Bank Co. Ltd., Class H	30,500	54,649
China Minsheng Banking Corp. Ltd., Class H	500	504
China Oilfield Services Ltd., Class H	172,000	412,358
China Petroleum & Chemical Corp. — ADR	3,661	325,353
China Petroleum & Chemical Corp. Class H	301,200	267,392
China Railway Construction Corp. Ltd., Class H	195,000	161,820
China Railway Group Ltd., Class H	38,000	17,020
China Shanshui Cement Group Ltd.	39,000	15,086
China Suntien Green Energy Corp., Ltd.	47,000	15,921
China Telecom Corp. Ltd., Class H	122,000	62,414

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	13

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
China (concluded)
Chongqing Rural Commercial Bank, Class H	12,000	$5,277
CSR Corp. Ltd., Class H	87,000	63,674
Forgame Holdings Ltd.	13,900	56,216
Fosun International Ltd.	23,000	27,886
Fosun International Ltd. — Rights	1,794	8
Goldpac Group, Ltd.	15,000	13,692
Greentown China Holdings Ltd.	32,500	32,732
Guangzhou Automobile Group Co. Ltd., Class H	56,000	56,606
Guangzhou R&F Properties Co. Ltd., Class H	70,400	92,231
Huaneng Renewables Corp. Ltd.	336,000	104,451
Industrial & Commercial Bank of China Ltd., Class H	289,000	172,683
New China Life Insurance Co. Ltd., Class H	3,800	11,211
People’s Insurance Co. Group of China Ltd., Class H	25,000	9,603
PetroChina Co., Ltd., ADR	201	23,179
Ping An Insurance Group Co. of China Ltd., Class H	13,500	100,199
Shanghai Industrial Holdings, Ltd.	33,000	102,414
Sinopec Shanghai Petrochemical Co. Ltd., Class H	52,000	12,708
Sinopharm Group Co. Ltd., Class H	4,800	12,675
Tencent Holdings Ltd.	2,100	132,216
Tingyi Cayman Islands Holding Corp.	20,000	55,677
Wumart Stores, Inc., Class H	14,000	13,766
Zhaojin Mining Industry Co. Ltd., Class H	88,500	53,273
Zhejiang Expressway Co. Ltd., Class H	160,000	138,443
		3,950,539
Colombia
Bancolombia SA — ADR	805	45,829
Czech Republic
Komercni Banka AS	92	21,213
Hong Kong
China Agri-Industries Holdings Ltd.	20,000	8,002
China Gas Holdings Ltd.	118,000	192,080
China Mengniu Dairy Co., Ltd.	10,000	51,461
China Power International Development, Ltd.	111,000	39,967
China Resources Cement Holdings Ltd.	102,000	71,009
China Resources Power Holdings Co., Ltd.	10,000	25,134
COSCO Pacific Ltd.	28,000	37,582
Far East Horizon Ltd.	7,000	4,746
Franshion Properties China Ltd.	88,000	27,751
GOME Electrical Appliances Holding Ltd.	770,000	145,370
Kingboard Chemical Holdings Ltd.	8,000	15,289
KWG Property Holding Ltd.	125,000	69,512
New World China Land Ltd.	30,000	24,905
Poly Property Group Co. Ltd.	20,000	8,684
Shenzhen International Holdings, Ltd.	6,000	7,297
Shenzhen Investment Ltd.	526,000	171,914
		900,703
Hungary
OTP Bank PLC	1,057	20,184
Indonesia
Astra International Tbk PT	59,000	38,013
Bank Negara Indonesia Persero Tbk PT	39,000	16,300
Bumi Serpong Damai PT	71,300	9,659
Gudang Garam Tbk PT	1,000	4,899
Holcim Indonesia Tbk PT	14,100	3,472
Matahari Department Store Tbk PT	19,400	25,207

	Shares	Value
Reference Entity — Long
Indonesia (concluded)
Matahari Putra Prima Tbk PT	184,000	$44,186
Perusahaan Gas Negara Persero Tbk PT	76,500	35,332
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	84,100	17,870
Tambang Batubara Bukit Asam Persero Tbk PT	82,900	70,972
Telekomunikasi Indonesia Persero Tbk PT, ADR	5,741	227,918
		493,828
Israel
Check Point Software Technologies Ltd.	1,064	68,160
Malaysia
AMMB Holdings Bhd	6,700	14,746
British American Tobacco Malaysia Bhd	600	11,245
Dialog Group BHD	22,300	24,557
DiGi.Com Bhd	5,100	8,666
Hong Leong Bank Bhd	8,900	38,184
Hong Leong Financial Group Bhd	800	3,753
Lafarge Malayan Cement Bhd	3,100	8,629
Malayan Banking Bhd	32,300	98,047
MISC Bhd	36,400	72,724
PPB Group Bhd	6,000	30,281
RHB Capital Bhd	2,300	5,844
Telekom Malaysia Bhd	84,100	159,813
Tenaga Nasional Bhd	152,500	555,902
		1,032,391
Mexico
America Movil SAB de CV, Series L	90,000	90,531
Arca Continental SAB de CV	9,000	57,346
Controladora Comercial Mexicana SAB de CV	14,000	52,072
Fibra Uno Administracion SA de CV	3,700	12,087
Fomento Economico Mexicano SAB de CV	11,000	100,383
Gruma SAB de CV	13,100	115,732
Grupo Aeroportuario del Pacifico SAB de CV	3,199	192,900
Grupo Aeroportuario del Pacifico SAB de CV, Class B	59,800	359,639
Grupo Carso SAB de CV, Series A1	6,900	35,073
Grupo Financiero Banorte SAB de CV, Series O	13,900	92,148
Grupo Financiero Inbursa SAB de CV, Series O	18,500	47,315
Grupo Lala SAB de CV	61,600	142,667
Grupo Televisa SAB CPO	15,400	101,021
Industrias CH SAB de CV, Series B	900	4,809
Industrias Penoles SAB de CV	3,130	72,858
Infraestructura Energetica Nova SAB de CV	16,400	85,392
Kimberly-Clark de Mexico SAB de CV, Class A	137,100	356,406
Promotora y Operadora de Infraestructura SAB de CV	4,600	64,295
Wal-Mart de Mexico SAB de CV, Series V	60,100	151,964
		2,134,638
Panama
Copa Holdings SA, Class A	2,594	350,916
Peru
Compania de Minas Buenaventura SA — ADR	8,357	108,641
Credicorp Ltd.	307	45,819
Southern Copper Corp.	1,034	31,165
		185,625
Philippines
Metropolitan Bank & Trust Co.	4	8
Philippine Long Distance Telephone Co.	45	2,909

See Notes to Consolidated Financial Statements.

14	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
Philippines (concluded)
Philippine Long Distance Telephone Co. — ADR	2,839	$183,115
Universal Robina Corp.	61,790	202,904
		388,936
Poland
Bank Millennium SA	3,495	10,268
Bank Zachodni WBK SA	278	34,180
Cyfrowy Polsat SA	922	6,258
Enea SA	5,944	30,095
Grupa Lotos SA	1,410	18,183
PGE SA	25,438	176,764
Polski Koncern Naftowy Orlen SA	218	3,264
Powszechny Zaklad Ubezpieczen SA	142	20,143
		299,155
Russia
AK Transneft OAO, Preference Shares	10	22,113
Federal Grid Co. Unified Energy System JSC	1,963,620	3,056
Federal Hydrogenerating Co. JSC	750,969	11,773
Gazprom OAO	72,244	259,643
Lukoil OAO	3,437	181,637
Magnit OJSC — GDR	202	9,559
MegaFon OAO — GDR	419	10,927
MMC Norilsk Nickel	8	1,442
Mobile Telesystems — ADR	899	15,067
Moscow Exchange MICEX-RTS OAO	70	104
NovaTek OAO — GDR	56	5,790
Rosneft Oil Co.	1,870	11,767
Rostelecom OJSC	5,467	11,773
Sberbank of Russia	77,258	157,681
Severstal OAO	1,430	10,010
Sistema JSFC — GDR	107	2,554
Surgutneftegas OAO	84,450	59,332
Tatneft OAO	8,540	48,996
Uralkali OJSC	8,807	38,985
VTB Bank OJSC	34,560,770	38,035
		900,244
South Africa
African Rainbow Minerals Ltd.	1,341	25,250
Anglo American Platinum Ltd.	366	17,427
Barloworld Ltd.	1,080	11,782
Bidvest Group Ltd.	9,332	256,236
Clicks Group, Ltd.	546	3,329
FirstRand Ltd.	62,041	228,273
Investec Ltd.	1,206	10,615
Liberty Holdings Ltd.	412	4,942
Life Healthcare Group Holdings Ltd.	6,347	25,239
Mediclinic International, Ltd.	1,543	10,793
MMI Holdings Ltd.	5,200	13,074
Mondi, Ltd.	367	6,111
Mr. Price Group Ltd.	13,987	210,757
Naspers Ltd., Class N	2,434	230,011
Netcare Ltd.	17,053	41,368
Redefine Properties Ltd.	11,907	11,256
Reunert Ltd.	1,085	7,130
Sanlam Ltd.	20,490	109,768
Sasol Ltd.	3,655	204,842
Sasol, Ltd., ADR	8,640	478,742
Sibanye Gold, Ltd.	3,987	10,299
The Spar Group Ltd.	1,368	16,073
Standard Bank Group Ltd.	7,797	102,444

	Shares	Value
Reference Entity — Long
South Africa (concluded)
Steinhoff International Holdings Ltd.	7,785	$40,454
Vodacom Group Ltd.	22,379	267,074
Woolworths Holdings Ltd.	4,079	27,761
		2,371,050
South Korea
Amorepacific Corp.	24	31,035
Amorepacific Group	106	54,840
Cheil Worldwide, Inc.	560	13,631
CJ CGV Co., Ltd.	802	37,391
Coway Co., Ltd.	1,236	97,695
Daesang Corp.	120	4,747
Daewoo International Corp.	260	9,119
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,250	36,278
Dongbu Insurance Co., Ltd.	564	31,172
Dongkuk Steel Mill Co., Ltd.	300	2,886
Doosan Corp.	256	32,998
e-LITECOM Co., Ltd.	1,004	18,261
Eugene Technology Co., Ltd.	1,540	33,320
Green Cross Corp.	2,764	341,606
Hanil E-Wha Co., Ltd.	140	2,865
Hanmi Pharm Co., Ltd.	79	8,917
Hanwha Corp.	2,080	60,630
Hanwha Life Insurance Co., Ltd.	1,280	8,343
Hyosung Corp.	337	24,076
Hyundai Engineering & Construction Co., Ltd.	2,203	119,270
Hyundai Hysco Co., Ltd.	3	160
Hyundai Mobis	213	60,851
Hyundai Rotem Co., Ltd.	110	2,992
Hyundai Securities Co., Ltd.	770	5,191
Hyundai Steel Co.	409	26,799
Hyundai Wia Corp.	87	14,345
i-SENS, Inc.	311	15,639
Industrial Bank of Korea	1,870	23,033
Kangwon Land, Inc.	730	21,115
KCC Corp.	28	13,963
KEPCO Plant Service & Engineering Co., Ltd.	79	5,133
Korea Aerospace Industries, Ltd.	8,670	276,721
Korea Investment Holdings Co., Ltd.	240	8,815
Korea Petrochemical Ind Co., Ltd.	68	4,107
Korea Zinc Co., Ltd.	182	59,973
KT Skylife Co., Ltd.	1,180	27,630
KT&G Corp.	730	58,496
LG Display Co., Ltd.	140	3,729
LG Fashion Corp.	1,080	28,080
Lotte Chemical Corp.	249	39,417
Lotte Confectionery Co., Ltd.	12	20,556
LOTTE Himart Co., Ltd.	36	2,531
LS Corp.	1,190	93,340
Lumens Co., Ltd.	7,419	99,793
Maeil Dairy Industry Co., Ltd.	3,176	120,232
Mirae Asset Securities Co., Ltd.	280	11,504
NAVER Corp.	167	120,260
NongShim Co., Ltd.	186	55,365
OCI Co., Ltd.	113	19,857
Orion Corp.	15	11,461
Poongsan Corp.	710	17,523
POSCO	71	20,976
S-1 Corp.	1,238	94,166
Samsung Card Co., Ltd.	220	7,991

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	15

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
South Korea (concluded)
Samsung Electronics Co. Ltd.	246	$320,774
Silicon Works Co., Ltd.	722	16,122
SK C&C Co., Ltd.	1,086	149,072
SK Chemicals Co., Ltd.	1,027	59,897
SK Networks Co., Ltd.	420	3,872
SK Telecom Co., Ltd., ADR	16,648	384,402
STX Pan Ocean Co., Ltd.	8,960	29,892
Sungwoo Hitech Co., Ltd.	3,718	60,057
		3,384,912
Taiwan
AcBel Polytech, Inc.	96,000	126,143
Acer, Inc.	12,000	7,421
Advantech Co., Ltd.	3,000	19,431
AU Optronics Corp.	182,000	69,190
AU Optronics Corp., ADR	3,778	14,205
BenQ Materials Corp.	3,000	3,684
Catcher Technology Co., Ltd.	3,000	25,331
Cathay Financial Holding Co., Ltd.	27,000	38,177
Chimei Materials Technology Corp.	79,000	92,010
China Metal Products	200	231
Compeq Manufacturing Co., Ltd.	534,000	350,165
Coretronic Corp.	4,000	4,777
Delta Electronics, Inc.	71,000	435,917
E-Lead Electronic Co., Ltd.	4,000	9,575
E.Sun Financial Holding Co., Ltd. — Rights	22,000	2,368
E.Sun Financial Holding Co., Ltd.	22,000	13,307
Elan Microelectronics Corp.	40,000	74,083
Everlight Electronics Co., Ltd.	50,000	117,169
Far Eastern Department Stores Ltd.	83,770	78,036
Far Eastern New Century Corp.	189,280	193,947
Feng Hsin Iron & Steel Co.	2,151	3,606
First Financial Holding Co., Ltd.	67,725	39,728
Formosa Taffeta Co., Ltd.	10,000	10,458
Hon Hai Precision Industry Co., Ltd.	67,000	192,421
Hon Hai Precision Industry Co., Ltd. — GDR	2,886	16,566
Hua Nan Financial Holdings Co., Ltd.	26,550	14,957
Inotera Memories, Inc.	194,000	199,274
Inventec Co. Ltd.	287,000	264,639
King Slide Works Co., Ltd.	4,000	52,163
Largan Precision Co., Ltd.	2,000	125,218
Makalot Industrial Co., Ltd.	1,000	5,258
Motech Industries, Inc.	86,000	145,750
Namchow Chemical Industrial Co., Ltd.	51,000	98,341
Nan Ya Plastics Corp.	5,000	10,964
Novatek Microelectronics Corp.	2,000	9,271
PChome Online, Inc.	1,000	6,875
Pou Chen Corp.	163,000	207,545
President Chain Store Corp.	44,000	327,409
Quanta Computer, Inc.	4,000	10,975
Realtek Semiconductor Corp.	4,070	11,620
Sercomm Corp.	44,000	88,729
Siliconware Precision Industries Co.	6,000	8,891
Siliconware Precision Industries Co. — ADR	46,643	346,091
Solartech Energy Corp.	412	310
Taiflex Scientific Co., Ltd.	86,000	167,172
Taishin Financial Holding Co., Ltd.	30,405	13,810
Taiwan Cement Corp.	102,000	162,071
Taiwan Cooperative Financial Holding Co., Ltd.	66,060	35,142
Taiwan Semiconductor Manufacturing Co., Ltd.	144,000	565,827

	Shares	Value
Reference Entity — Long
Taiwan (concluded)
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	3,187	$64,059
Teco Electric and Machinery Co., Ltd.	6,000	6,525
Uni-President Enterprises Corp.	53,000	89,729
Vanguard International Semiconductor Corp.	159,000	217,892
Wistron NeWeb Corp.	61,000	142,529
Yungtay Engineering Co., Ltd.	32,000	94,412
		5,431,394
Thailand
Advanced Info Service PCL	8,900	66,557
BEC World PCL, Foreign Registered Shares	121,300	205,228
Central Pattana PCL	3,600	5,034
Delta Electronics Thailand PCL	66,100	116,431
Glow Energy PCL	2,600	6,247
Intouch Holdings PCL	5,300	12,734
Jasmine International PCL	63,900	16,390
PTT Global Chemical PCL, Foreign Registered Shares	123,100	265,334
Samart Corp. PCL	6,700	4,265
Siam Cement PCL, Foreign Registered Shares	3,100	41,866
TTW PCL	18,800	5,810
		745,896
Turkey
Aselsan Elektronik Sanayi Ve Ticaret	3,136	13,964
BIM Birlesik Magazalar AS	1,301	30,116
Coca-Cola Icecek AS	119	2,795
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	35,968	47,230
Enka Insaat ve Sanayi AS	56,014	170,269
Eregli Demir ve Celik Fabrikalari TAS	77,586	107,959
Goodyear Lastikleri TAS	143	4,540
Gubre Fabrikalari TAS	2,048	4,078
Haci Omer Sabanci Holding AS	14,795	62,636
Ipek Dogal Enerji Kaynaklari Ve Uretim	2,206	2,799
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	87,411	62,784
Koza Altin Isletmeleri AS	1,340	13,437
Koza Anadolu Metal Madencilik Isletmeleri	3,665	4,422
Petkim Petrokimya Holding	2,039	2,908
Tupras Turkiye Petrol Rafinerileri AS	177	4,004
Turk Hava Yollari	3,735	11,992
Turk Traktor ve Ziraat Makineleri	102	2,941
Turkiye Halk Bankasi	397	2,669
Turkiye Is Bankasi, Class C	72,852	172,294
Turkiye Sise ve Cam Fabrikalari A/S	35,481	44,538
Turkiye Vakiflar Bankasi Tao, Class D	2,801	5,883
Ulker Biskuvi Sanayi	2,402	18,407
		792,665
United Kingdom
BHP Billiton PLC	5,789	187,945
British American Tobacco PLC	526	30,319
SABMiller PLC	220	11,964
		230,228
Total Reference Entity — Long		26,718,827

See Notes to Consolidated Financial Statements.

16	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (continued)
	Shares	Value
Referency Entity — Short
Argentina
MercadoLibre, Inc.,	(34)	$(3,171)
Brazil
Aliansce Shopping Centers SA,	(2,900)	(23,931)
Anhanguera Educacional Participacoes SA,	(62,100)	(384,339)
BR Properties SA,	(28,100)	(224,447)
BRF SA — ADR,	(17,193)	(388,562)
Cia Siderurgica Nacional SA, ADR,	(12,326)	(47,702)
EcoRodovias Infraestrutura e Logistica SA,	(8,200)	(49,022)
Equatorial Energia SA,	(21,500)	(196,318)
Fibria Celulose SA,	(2,000)	(19,912)
Fibria Celulose SA — ADR,	(1,936)	(19,224)
Tim Participacoes SA,	(39,400)	(213,809)
		(1,567,266)
Chile
Latam Airlines Group SA — ADR,	(4,415)	(67,682)
Sociedad Quimica y Minera de Chile SA — ADR,	(3,812)	(121,603)
		(189,285)
China
Beijing Capital International Airport Co., Ltd.,	(118,000)	(82,288)
China Longyuan Power Group Corp., Class H,	(333,000)	(342,989)
China National Building Material Co., Ltd., Class H,	(156,000)	(147,987)
China Shipping Development Co., Ltd., Class H,	(6,000)	(3,297)
China Southern Airlines Co., Ltd.,	(182,000)	(54,349)
Chinasoft International, Ltd.,	(268,000)	(77,481)
CNOOC, Ltd. — ADR,	(2,136)	(352,846)
ENN Energy Holdings Ltd.,	(12,000)	(83,932)
Honghua Group, Ltd.,	(15,000)	(3,549)
Lenovo Group, Ltd.,	(98,000)	(111,676)
Li Ning Co., Ltd.,	(104,000)	(72,469)
Parkson Retail Group, Ltd.,	(28,500)	(8,345)
Shui On Land Ltd.,	(170,000)	(45,043)
Sihuan Pharmaceutical Holdings Group, Ltd.,	(14,000)	(15,474)
Sinopec Engineering Group Co., Ltd.,	(7,500)	(8,394)
Sinotrans, Ltd.,	(53,000)	(29,321)
SOHO China, Ltd.,	(3,500)	(2,789)
Tsingtao Brewery Co., Ltd., Class H,	(20,000)	(146,036)
Uni-President China Holdings, Ltd.,	(145,000)	(120,104)
Weichai Power Co., Ltd., Class H,	(2,000)	(6,988)
		(1,715,357)
Hong Kong
Beijing Enterprises Holdings Ltd.,	(13,000)	(113,211)
Brilliance China Automotive Holdings Ltd.,	(92,000)	(142,181)
China Everbright International, Ltd.,	(84,000)	(105,383)
China Resources Enterprise, Ltd.,	(112,000)	(318,922)
China State Construction International Holdings Ltd.,	(82,000)	(137,165)
CSPC Pharmaceutical Group, Ltd.,	(170,000)	(141,641)
Nine Dragons Paper Holdings, Ltd.,	(16,000)	(10,549)
		(969,052)
Indonesia
Indofood Sukses Makmur Tbk PT,	(15,600)	(9,543)
XL Axiata Tbk PT,	(25,000)	(11,214)
		(20,757)

	Shares	Value
Referency Entity — Short
Malaysia
Maxis Bhd,	(30,200)	$(64,311)
MMC Corp. BHD,	(22,600)	(19,376)
Petronas Dagangan BHD,	(2,500)	(23,232)
		(106,919)
Mexico
Alfa SAB de C.V.,	(6,100)	(16,063)
Alpek SA de CV,	(34,100)	(58,646)
America Movil SAB de CV — ADR, Series L,	(344)	(6,907)
Coca-Cola Femsa SAB de C.V.,	(1,800)	(20,107)
Coca-Cola Femsa SAB de C.V., ADR,	(1,470)	(164,581)
Compartamos SAB de C.V.,	(30,500)	(53,434)
Empresas ICA SAB de C.V.,	(84,100)	(151,065)
Mexichem SAB de CV,	(105,903)	(394,139)
Minera Frisco SAB de CV, Series A-1,	(6,400)	(11,608)
		(876,550)
Philippines
Aboitiz Equity Ventures, Inc.,	(30,800)	(39,181)
Aboitiz Power Corp.,	(3,500)	(2,865)
Energy Development Corp.,	(53,000)	(6,653)
		(48,699)
Poland
Jastrzebska Spolka Weglowa SA,	(2,778)	(38,246)
KGHM Polska Miedz SA,	(1,505)	(54,493)
Orange Polska SA,	(8,434)	(28,804)
		(121,543)
South Africa
Exxaro Resources Ltd.,	(21,170)	(288,950)
Gold Fields, Ltd., ADR,	(1,604)	(6,785)
Harmony Gold Mining Co., Ltd., ADR,	(2,586)	(8,508)
Impala Platinum Holdings, Ltd.,	(11,784)	(132,844)
Massmart Holdings Ltd.,	(28,224)	(374,094)
Northam Platinum Ltd.,	(9,944)	(38,816)
Remgro Ltd.,	(29,544)	(594,959)
Sappi, Ltd.,	(11,439)	(36,261)
Shoprite Holdings Ltd.,	(6,740)	(112,752)
Truworths International, Ltd.,	(694)	(5,576)
		(1,599,545)
South Korea
CJ CheilJedang Corp.,	(135)	(40,533)
Daewoo Engineering & Construction Co., Ltd.,	(8,020)	(66,531)
Daelim Industrial Co., Ltd.,	(983)	(80,211)
GS Engineering & Construction Corp.,	(3,121)	(89,673)
Hyundai Department Store Co., Ltd.,	(84)	(10,832)
Hyundai Heavy Industries Co., Ltd.,	(675)	(126,910)
Hyundai Mipo Dockyard,	(4,110)	(561,115)
Lotte Shopping Co., Ltd.,	(389)	(120,639)
Nexen Tire Corp.,	(1,080)	(14,822)
Samsung Electro-Mechanics Co., Ltd.,	(382)	(24,552)
Samsung Engineering Co., Ltd.,	(5,948)	(446,496)
Samsung Fine Chemicals Co., Ltd.,	(1,890)	(75,501)
Samsung Heavy Industries Co., Ltd.,	(120)	(3,287)
Samsung SDI Co., Ltd.,	(1,398)	(205,291)
Samsung Securities Co., Ltd.,	(800)	(30,572)
Samsung Techwin Co., Ltd.,	(755)	(42,389)
WeMade Entertainment Co., Ltd.,	(570)	(24,849)
		(1,964,203)

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	17

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Short
Taiwan
China Airlines Ltd.,	(254,000)	$(85,010)
Chipbond Technology Corp.,	(42,000)	(71,935)
Chong Hong Construction Co.,	(5,000)	(13,812)
Chunghwa Telecom Co., Ltd., ADR,	(8,406)	(263,864)
Compal Electronics, Inc.,	(175,000)	(124,850)
Evergreen Marine Corp. Taiwan Ltd.,	(642,000)	(364,995)
Far EasTone Telecommunications Co., Ltd.,	(32,000)	(69,190)
FLEXium Interconnect, Inc.,	(36,000)	(98,000)
Formosa Chemicals & Fibre Corp.,	(40,000)	(96,863)
Foxconn Technology Co., Ltd.,	(86,450)	(215,107)
Gigastorage Corp.,	(9,000)	(10,936)
Hotai Motor Co., Ltd.,	(1,000)	(11,734)
HTC Corp.,	(53,000)	(272,560)
Lotus Pharmaceutical Co., Ltd.,	(11,000)	(42,721)
Phison Electronics Corp.,	(26,000)	(177,058)
ScinoPharm Taiwan, Ltd.,	(240)	(653)
Standard Foods Corp.,	(29,850)	(82,124)
Taiwan Glass Industry Corp.,	(17,000)	(15,563)
Taiwan Mobile Co., Ltd.,	(41,000)	(132,342)
TTY Biopharm Co., Ltd.,	(69,000)	(215,994)
U-Ming Marine Transport Corp.,	(22,000)	(37,047)
Unimicron Technology Corp.,	(149,000)	(126,824)
United Microelectronics Corp.,	(27,000)	(11,772)
United Microelectronics Corp., ADR,	(18,870)	(41,137)
Winbond Electronics Corp.,	(92,000)	(27,724)
WPG Holdings, Ltd.,	(21,000)	(25,835)
Yulon Motor Co., Ltd.,	(6,000)	(9,337)
		(2,644,987)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(19,477)	(233,594)
Arcelik AS	(7,944)	(49,104)
Ford Otomotiv Sanayi	(1,101)	(12,458)
Turkcell Iletisim Hizmetleri AS — ADR	(6,750)	(97,740)
		(392,896)
United States
AES Corp.	(4,702)	(67,943)
Total Reference Entity — Short		(12,288,173)
Net Value of Reference Entity — Goldman Sachs & Co.		$14,430,654

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2014, expiration date 6/13/14:

	Shares	Value
Reference Entity — Long
Brazil
All — America Latina Logistica SA	3,046	$12,063
AMBEV SA	19,800	144,743
AMBEV SA — Rights	28	3
Banco Bradesco SA, Preference Shares	9,700	144,385
Banco do Brasil SA	1,800	18,898
Banco Santander Brasil SA	4,400	29,403
BB Seguridade Participacoes SA	4,800	56,250
Bradespar SA, Preference Shares	12,200	105,599
Braskem SA, Preference A Shares	2,200	15,017
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,400	66,241
Cyrela Brazil Realty SA	15,400	93,377
EcoRodovias Infraestrutura e Logistica SA	1,400	8,370
Estacio Participacoes SA	11,100	118,878
Iguatemi Empresa de Shopping Centers SA	1,100	10,937
Itau Unibanco Holding SA, Preference Shares	15,000	247,561
Itausa — Investimentos Itau SA, Preference Shares	49,688	218,384
Klabin SA, Preference Shares	59,500	61,375
Klabin SA — Rights	360	16
Lojas Americanas SA, Preference Shares	5,000	37,874
Marfrig Global Foods SA	2,300	4,291
PDG Realty SA Empreendimentos e Participacoes	179,300	110,165
Petroleo Brasileiro SA, Preference Shares	38,700	287,592
Porto Seguro SA	2,200	32,066
Vale SA, Preference A Shares	29,800	353,096
Via Varejo SA	12,000	129,163
		2,305,747
Cayman Islands
Green Seal Holding, Ltd.	6,000	41,623
Chile
Aguas Andinas SA, Class A	16,377	10,138
Banco de Chile	83,580	10,810
Banco de Credito e Inversiones	144	7,998
Banco Santander Chile SA	111,841	6,763
CAP SA	2,741	41,023
Cencosud SA	27,538	91,523
Companhia Cervecerias Unidas SA	2,635	31,044
E.CL SA	3,701	4,696
Enersis SA	497,534	161,070
		365,065
China
Agricultural Bank of China Ltd., Class H	139,000	58,489
Air China Ltd., Class H	12,000	6,825
Anhui Conch Cement Co., Ltd., Class H	56,000	209,090
Anta Sports Products Ltd.	38,000	55,702
Bank of China Ltd., Class H	342,000	150,685
Bank of Communications Co. Ltd., Class H	58,000	36,127
China Cinda Asset Management Co., Ltd.	133,000	67,074
China Citic Bank Corp. Ltd., Class H	51,000	30,465
China Communications Construction Co. Ltd., Class H	619,000	406,110
China Construction Bank Corp., Class H	139,000	96,240
China Life Insurance Co. Ltd., Class H	43,000	111,867

See Notes to Consolidated Financial Statements.

18	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
China (concluded)
China Merchants Bank Co. Ltd., Class H	3,000	$5,375
China Minsheng Banking Corp. Ltd., Class H	37,500	37,834
China Oilfield Services Ltd., Class H	38,000	91,102
China Petroleum & Chemical Corp. Class H	238,000	211,286
China Railway Construction Corp. Ltd., Class H	11,000	9,128
China Railway Group Ltd., Class H	201,000	90,025
China Shanshui Cement Group Ltd.	175,000	67,695
China Shenhua Energy Co. Ltd., Class H	32,500	88,261
China Telecom Corp. Ltd., Class H	180,000	92,086
Chongqing Rural Commercial Bank, Class H	5,000	2,199
CNOOC Ltd.	130,000	214,870
Coolpad Group, Ltd.	112,000	48,620
Dongfeng Motor Group Co. Ltd., Class H	64,000	85,560
Forgame Holdings Ltd.	10,000	40,443
Fosun International Ltd.	24,500	29,704
Fosun International, Ltd. — Rights	1,911	9
Fu Shou Yuan International Group, Ltd.	270,000	148,217
Goldpac Group, Ltd.	26,000	23,733
Greentown China Holdings Ltd.	12,500	12,589
Guangzhou Automobile Group Co. Ltd., Class H	14,000	14,151
Guangzhou R&F Properties Co. Ltd., Class H	27,600	36,159
Industrial & Commercial Bank of China Ltd., Class H	250,000	149,379
Jiangsu Expressway Co. Ltd., Class H	10,000	11,266
PetroChina Co. Ltd., Class H	254,000	293,059
Ping An Insurance Group Co. of China Ltd., Class H	14,000	103,910
Shanghai Electric Group Co. Ltd., Class H	198,000	77,915
Shanghai Industrial Holdings, Ltd.	10,000	31,035
Sinopec Shanghai Petrochemical Co. Ltd., Class H	190,000	46,434
Sunac China Holdings Ltd.	17,000	8,656
Tencent Holdings Ltd.	5,300	333,688
Tingyi Cayman Islands Holding Corp.	74,000	206,006
Yanzhou Coal Mining Co. Ltd., Class H	14,000	10,506
Zhejiang Expressway Co. Ltd., Class H	104,000	89,988
Zhuzhou CSR Times Electric Co. Ltd., Class H	12,500	36,759
		3,976,321
Colombia
Almacenes Exito SA	763	11,623
Cementos Argos SA	1,951	10,880
Corporación Financiera Colombiana SA	197	3,809
Ecopetrol SA	26,107	48,599
Grupo Argos SA	1,923	21,170
Grupo de Inversiones Suramericana SA	1,587	30,960
Interconexion Electrica SA	4,360	20,443
Isagen SA ESP	8,850	14,464
		161,948
Czech Republic
Telefonica O2 Czech Republic	857	12,983
Egypt
Telecom Egypt	10,596	22,480
Greece
Hellenic Telecommunications Organization SA	5,003	79,926
Metka SA	464	8,316
Mytilineos Holdings SA	1,790	15,996
National Bank of Greece SA	4,174	16,318
		120,556

	Shares	Value
Reference Entity — Long
Hong Kong
China Overseas Land & Investment Ltd.	88,000	$216,628
China Power International Development, Ltd.	9,000	3,241
China Resources Cement Holdings Ltd.	78,000	54,301
China Resources Power Holdings Co., Ltd.	34,000	85,454
COSCO Pacific Ltd.	84,000	112,745
Far East Horizon Ltd.	6,000	4,068
Franshion Properties China Ltd.	22,000	6,938
Hang Lung Group, Ltd.	1,000	5,431
Henderson Land Development Co., Ltd.	400	2,391
Kingboard Chemical Holdings Ltd.	5,000	9,556
KWG Property Holding Ltd.	146,000	81,190
New World China Land Ltd.	6,000	4,981
Poly Property Group Co. Ltd.	54,000	23,446
REXLot Holdings, Ltd.	550,000	58,344
Shenzhen International Holdings, Ltd.	66,250	80,574
Shenzhen Investment Ltd.	20,000	6,537
Shimao Property Holdings Ltd.	8,000	15,863
Sun Art Retail Group Ltd.	27,500	35,825
Wharf Holdings Ltd.	1,000	7,020
		814,533
Hungary
MOL Hungarian Oil & Gas PLC	170	9,781
India
HDFC Bank Ltd.— ADR	7,196	288,200
ICICI Bank Ltd. — ADR	3,703	158,007
Infosys Ltd. — ADR	3,797	203,937
		650,144
Indonesia
Astra International Tbk PT	35,300	22,744
Bank Rakyat Indonesia Persero Tbk PT	143,600	123,317
Bumi Serpong Damai PT	46,000	6,232
Gudang Garam Tbk PT	3,500	17,147
Matahari Department Store Tbk PT	8,900	11,564
Telekomunikasi Indonesia Persero Tbk PT	363,800	71,505
		252,509
Malaysia
British American Tobacco Malaysia Bhd	2,600	48,728
Dialog Group BHD	11,400	12,554
DiGi.Com Bhd	395,700	672,397
Genting Malaysia Bhd	9,000	11,641
IHH Healthcare Bhd	28,100	34,524
Lafarge Malayan Cement Bhd	900	2,505
MISC Bhd	83,300	166,426
PPB Group Bhd	1,100	5,551
Sapurakencana Petroleum Bhd	75,500	99,807
Sime Darby Bhd	56,500	163,442
Telekom Malaysia Bhd	64,300	122,188
Tenaga Nasional Bhd	30,400	110,816
		1,450,579
Mexico
Fomento Economico Mexicano SAB de CV	1,000	9,126
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,600	80,757
		89,883

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	19

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
Philippines
Philippine Long Distance Telephone Co.	295	$19,069
Universal Robina Corp.	13,190	43,313
		62,382
Poland
Bank Pekao SA	819	52,564
Enea SA	1,198	6,066
PGE SA	27,815	193,281
Tauron Polska Energia SA	28,456	50,410
		302,321
Russia
AK Transneft OAO, Preference Shares	1	2,211
Federal Grid Co. Unified Energy System JSC	353,150	550
Federal Hydrogenerating Co. JSC	62,082	973
Gazprom OAO	14,323	51,477
Lukoil OAO	295	15,590
Magnit OJSC — GDR	1,700	80,448
MegaFon OAO — GDR	216	5,633
MMC Norilsk Nickel	397	71,559
Mobile Telesystems — ADR	2,879	48,252
Moscow Exchange MICEX-RTS OAO	7,757	11,504
NovaTek OAO — GDR	610	63,068
Rosneft Oil Co.	6,656	41,883
Rostelecom OJSC	390	840
Sberbank of Russia	7,467	15,240
Severstal OAO	102	714
Sistema JSFC — GDR	775	18,499
Surgutneftegas OAO	16,940	11,901
Tatneft OAO	1,817	10,425
Uralkali OJSC	855	3,785
VTB Bank OJSC	3,353,354	3,690
		458,242
Singapore
CapitaLand Ltd.	10,000	25,593
South Africa
Clicks Group, Ltd.	3,514	21,427
FirstRand Ltd.	46,665	171,699
Gold Fields Ltd.	3,925	16,659
Growthpoint Properties Ltd.	18,266	42,225
Investec Ltd.	1,246	10,966
Life Healthcare Group Holdings Ltd.	5,858	23,295
Mondi, Ltd.	3,749	62,427
MTN Group Ltd.	13,862	278,097
Murray & Roberts Holdings, Ltd.	5,727	13,410
Naspers Ltd., Class N	456	43,092
Netcare Ltd.	11,881	28,821
Sanlam Ltd.	6,535	35,009
Sasol Ltd.	384	21,521
Sibanye Gold, Ltd.	18,847	48,682
The Spar Group Ltd.	4,463	52,437
Vodacom Group Ltd.	20,154	240,521
		1,110,288
South Korea
Amorepacific Corp.	138	178,451
CJ CGV Co., Ltd.	250	11,656
Daesang Corp.	3,110	123,025
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,190	63,560
Doosan Corp.	4,031	519,585

	Shares	Value
Reference Entity — Long
South Korea (concluded)
Eugene Technology Co., Ltd.	453	$9,801
Green Cross Corp.	254	31,392
Hanil E-Wha Co., Ltd.	140	2,864
Hanjin Heavy Industries & Construction Co., Ltd.	3,420	40,397
Hanjin Shipping Co., Ltd.	3,410	19,993
Hanmi Pharm Co., Ltd.	996	112,423
Hanwha Corp.	8,440	246,018
Hanwha Life Insurance Co., Ltd.	6,930	45,168
Hyosung Corp.	980	70,014
Hyundai Development Co-Engineering & Construction	150	4,301
Hyundai Engineering & Construction Co., Ltd.	835	45,207
Hyundai Mobis	457	130,557
Hyundai Motor Co.	375	83,612
Hyundai Steel Co.	2,047	134,128
Interflex Co., Ltd.	3,040	63,429
KCC Corp.	384	191,491
KGMobilians Co., Ltd.	1,300	20,149
Kia Motors Corp.	1,982	109,966
Korea Electric Power Corp.	1,690	64,617
Korea Petrochemical Ind Co., Ltd.	296	17,879
Korea Zinc Co., Ltd.	82	27,021
KT Corp.	290	9,243
KT Skylife Co., Ltd.	4,470	104,667
LG Chem Ltd.	281	71,728
LG Display Co., Ltd.	1,560	41,549
LiHOM-CUCHEN Co., Ltd.	1,852	21,017
Lotte Chemical Corp.	771	122,051
Lotte Confectionery Co., Ltd.	8	13,704
Lotte Food Co., Ltd.	98	73,482
LS Corp.	554	43,454
NAVER Corp.	38	27,364
NongShim Co., Ltd.	368	109,539
OCI Co., Ltd.	9	1,581
Partron Co., Ltd.	411	5,580
Poongsan Corp.	1,410	34,799
POSCO	296	87,447
Posco ICT Co., Ltd.	1	8
S 1 Corporation	32	2,434
Silicon Works Co., Ltd.	237	5,292
S-Oil Corp.	348	20,366
Samsung C&T Corp.	180	11,320
Samsung Electronics Co. Ltd.	675	880,173
SFA Engineering Corp.	680	29,399
Shinhan Financial Group Co., Ltd.	2,450	106,939
SK C&C Co., Ltd.	25	3,432
SK Chemicals Co., Ltd.	1,226	71,503
SK Holdings Co., Ltd.	150	26,607
SK Networks Co., Ltd.	7,570	69,793
SK Telecom Co., Ltd.	72	14,908
STX Pan Ocean Co., Ltd.	8,140	27,156
SundayToz Corp.	8,340	119,858
Sungwoo Hitech Co., Ltd.	1,270	20,514
Woori Finance Holdings Co., Ltd.	2,210	24,917
Yuhan Corp.	47	8,267
		4,576,795
Spain
Cemex Latam Holdings SA	637	5,881

See Notes to Consolidated Financial Statements.

20	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Long
Taiwan
Asustek Computer, Inc.	16,000	$165,424
AU Optronics Corp.	152,000	57,785
Cathay Financial Holding Co., Ltd.	45,000	63,629
Chimei Materials Technology Corp.	32,000	37,270
Chin-Poon Industrial Co., Ltd.	9,000	16,893
Compeq Manufacturing Co., Ltd.	122,000	80,000
Delta Electronics, Inc.	4,000	24,559
E-Lead Electronic Co., Ltd.	5,000	11,969
Elan Microelectronics Corp.	50,000	92,604
Everlight Electronics Co., Ltd.	111,000	260,115
Far Eastern Department Stores Ltd.	169,390	157,796
Genius Electronic Optical Co., Ltd.	4,000	13,750
Grape King Bio, Ltd.	9,000	40,356
Hon Hai Precision Industry Co., Ltd.	101,000	290,068
Hon Hai Precision Industry Co., Ltd. — GDR	728	4,179
Inotera Memories, Inc.	9,000	9,245
King Slide Works Co., Ltd.	2,000	26,082
Largan Precision Co., Ltd.	1,000	62,609
Nan Ya Plastics Corp.	83,000	182,007
Novatek Microelectronics Corp.	14,000	64,896
PChome Online, Inc.	4,000	27,500
Pou Chen Corp.	153,000	194,813
President Chain Store Corp.	7,000	52,088
Quanta Computer, Inc.	73,000	200,296
Siliconware Precision Industries Co.	20,000	29,635
Synnex Technology International Corp.	17,000	26,456
Taiflex Scientific Co., Ltd.	4,000	7,775
Taiwan Cement Corp.	301,000	478,270
Taiwan Semiconductor Manufacturing Co., Ltd.	70,000	275,055
Taiwan Styrene Monomer	85,000	47,821
TPK Holding Co., Ltd.	17,000	129,870
Uni-President Enterprises Corp.	34,000	57,562
Wistron NeWeb Corp.	221,000	516,376
Yeong Guan Energy Technology Group Co., Ltd.	3,000	13,255
Yuanta Financial Holding Co., Ltd.	44,000	21,964
		3,739,972
Thailand
BEC World PCL, Foreign Registered Shares	24,600	41,621
Central Pattana PCL	39,300	54,954
Delta Electronics Thailand PCL	12,600	22,194
Intouch Holdings PCL	5,100	12,253
Jasmine International PCL	119,700	30,702
Nawarat Patanakarn PCL	6,112	42
PTT Exploration & Production PCL	4,300	21,194
PTT Global Chemical PCL, Foreign Registered Shares	6,200	13,364
Samart Corp. PCL	21,800	13,878
Siam Cement PCL, Foreign Registered Shares	2,600	35,114
		245,316
Turkey
Aselsan Elektronik Sanayi Ve Ticaret	5,154	22,949
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	72,176	94,775
Enka Insaat ve Sanayi AS	47,631	144,787
Eregli Demir ve Celik Fabrikalari TAS	2,580	3,590
Gubre Fabrikalari TAS	29,751	59,240
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	214,043	153,739
TAV Havalimanlari Holding AS	21,002	168,629

	Shares	Value
Reference Entity — Long
Turkey (concluded)
Turkiye Is Bankasi, Class C	7,272	$17,198
Turkiye Sise ve Cam Fabrikalari A/S	31,633	39,707
Ulker Biskuvi Sanayi	927	7,104
		711,718
United Kingdom
BHP Billiton PLC	2,764	89,735
British American Tobacco PLC	5,257	303,018
Old Mutual PLC	40,129	135,913
		528,666
Total Reference Entity — Long		22,041,326

Reference Entity — Short
Brazil
Anhanguera Educacional Participacoes SA	(3,300)	(20,424)
BR Properties SA	(1,700)	(13,579)
BRF SA	(6,600)	(149,479)
Cia Paranaense de Energia	(1,200)	(17,195)
Cia Siderurgica Nacional SA	(9,700)	(37,238)
Cielo SA	(2,800)	(49,602)
Duratex SA	(7,810)	(33,800)
Equatorial Energia SA	(1,100)	(10,044)
Fibria Celulose SA	(1,000)	(9,956)
Hypermarcas SA	(6,100)	(44,948)
Mills Estruturas e Servicos de Engenharia SA	(300)	(3,783)
Natura Cosmeticos SA	(1,000)	(17,128)
		(407,176)
Chile
ENTEL Chile SA	(303)	(3,720)
China
Aluminum Corp. of China Ltd., Class H	(30,000)	(10,756)
Beijing Capital International Airport Co., Ltd.	(32,000)	(22,316)
Biostime International Holdings, Ltd.	(13,500)	(89,889)
China Coal Energy Co., Ltd.	(44,000)	(23,841)
China COSCO Holdings Co., Ltd., Class H	(341,500)	(135,445)
China Longyuan Power Group Corp., Class H	(47,000)	(48,410)
China National Building Material Co., Ltd., Class H	(2,000)	(1,897)
China Shipping Development Co., Ltd., Class H	(168,000)	(92,309)
Country Garden Holdings Co., Ltd.	(64,000)	(25,661)
ENN Energy Holdings Ltd.	(16,000)	(111,909)
Honghua Group, Ltd.	(45,000)	(10,648)
Huadian Fuxin Energy Corp., Ltd.	(138,000)	(64,529)
Kingdee International Software Group Co., Ltd.	(34,000)	(10,212)
Lenovo Group, Ltd.	(10,000)	(11,396)
Li Ning Co., Ltd.	(170,000)	(118,458)
PICC Property & Casualty Co., Ltd.	(6,000)	(7,931)
Semiconductor Manufacturing International Corp.	(2,192,000)	(180,182)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(132,000)	(133,741)
Shanghai Fosun Pharmaceutical Group Co., Ltd.	(9,000)	(30,543)
Sihuan Pharmaceutical Holdings Group, Ltd.	(62,000)	(68,529)
Sinopec Engineering Group Co., Ltd.	(16,000)	(17,908)
Sinotrans, Ltd.	(14,000)	(7,745)
SOHO China, Ltd.	(32,000)	(25,497)

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	21

Consolidated Schedule of Investments (continued)
	Shares	Value
Reference Entity — Short
China (concluded)
Tsingtao Brewery Co., Ltd., Class H	(26,000)	$(189,846)
Uni-President China Holdings, Ltd.	(30,000)	(24,849)
Weichai Power Co., Ltd., Class H	(4,000)	(13,975)
		(1,478,422)
Hong Kong
Beijing Enterprises Holdings Ltd.	(8,500)	(74,023)
Beijing Enterprises Water Group Ltd.	(266,000)	(169,056)
China Everbright International, Ltd.	(18,000)	(22,582)
China Everbright, Ltd.	(4,000)	(5,361)
China High Speed Transmission Equipment Group Co., Ltd.	(3,000)	(2,097)
China State Construction International Holdings Ltd.	(76,000)	(127,128)
CSPC Pharmaceutical Group, Ltd.	(28,000)	(23,329)
GCL-Poly Energy Holdings Ltd.	(1,074,000)	(322,598)
Shougang Fushan Resources Group, Ltd.	(44,000)	(13,242)
Sinopec Kantons Holdings Ltd.	(36,000)	(33,638)
Skyworth Digital Holdings, Ltd.	(16,000)	(7,676)
		(800,730)
Hungary
Richter Gedeon Nyrt	(13,647)	(233,738)
India
Larsen & Toubro Ltd. — GDR	(3,363)	(72,842)
Malaysia
Maxis Bhd	(205,200)	(436,976)
Petronas Chemicals Group BHD	(6,000)	(12,377)
Petronas Dagangan BHD	(22,400)	(208,156)
		(657,509)
Mexico
Alpek SA de CV	(4,200)	(7,223)
Empresas ICA SAB de C.V.	(41,300)	(74,186)
Industrias CH SAB de CV, Series B	(17,900)	(95,638)
Minera Frisco SAB de CV, Series A-1	(54,300)	(98,491)
		(275,538)
Poland
Jastrzebska Spolka Weglowa SA	(1,428)	(19,660)
Polski Koncern Naftowy Orlen SA	(7,873)	(117,889)
		(137,549)
South Africa
Anglo American Platinum Ltd.	(1,529)	(72,803)
The Foschini Group Ltd.	(359)	(3,710)
Imperial Holdings, Ltd.	(7,686)	(143,349)
		(219,862)
South Korea
Cheil Industries, Inc.	(572)	(36,527)
CJ Korea Express Co., Ltd.	(312)	(32,974)
Daewoo Engineering & Construction Co., Ltd.	(5,240)	(43,469)
Daelim Industrial Co., Ltd.	(623)	(50,836)
Daewoo Securities Co., Ltd.	(6,890)	(56,609)
Doosan Heavy Industries & Construction Co., Ltd.	(850)	(28,731)
GS Engineering & Construction Corp.	(4,987)	(143,262)
Hyundai Heavy Industries Co., Ltd.	(71)	(13,349)
Hyundai Marine & Fire Insurance Co., Ltd.	(870)	(25,525)
Lotte Shopping Co., Ltd.	(224)	(69,468)
Orion Corp/Republic of Korea	(142)	(108,493)

	Shares	Value
Reference Entity — Short
South Korea (concluded)
Samsung Electro-Mechanics Co., Ltd.	(3,219)	$(206,890)
Samsung Fine Chemicals Co., Ltd.	(190)	(7,590)
Samsung Heavy Industries Co., Ltd.	(5,990)	(164,081)
Samsung Securities Co., Ltd.	(2,530)	(96,684)
Samsung SDI Co., Ltd.	(1,864)	(273,722)
Samsung Techwin Co., Ltd.	(555)	(31,160)
SK Hynix, Inc.	(1,000)	(38,993)
		(1,428,363)
Taiwan
Acer, Inc.	(247,000)	(152,744)
China Airlines Ltd.	(15,000)	(5,020)
China Motor Corp.	(17,000)	(15,398)
China Petrochemical Development Corp.	(155,000)	(61,115)
China Steel Corp.	(151,000)	(126,887)
Chipbond Technology Corp.	(44,000)	(75,361)
Eclat Textile Co., Ltd.	(21,000)	(230,248)
FLEXium Interconnect, Inc.	(3,000)	(8,167)
Foxconn Technology Co., Ltd.	(50)	(124)
G Tech Optoelectronics Corp.	(52,000)	(59,512)
Hotai Motor Co., Ltd.	(34,000)	(398,946)
Innolux Corp.	(93,000)	(32,127)
MediaTek, Inc.	(8,674)	(135,921)
Micro-Star International Co., Ltd.	(55,000)	(60,276)
Newmax Technology Co., Ltd.	(6,000)	(13,294)
Phison Electronics Corp.	(2,000)	(13,620)
Powertech Technology, Inc.	(36,000)	(58,264)
Standard Foods Corp.	(28,000)	(77,034)
Taiwan Mobile Co., Ltd.	(79,000)	(255,001)
TTY Biopharm Co., Ltd.	(7,000)	(21,912)
Win Semiconductors Corp.	(107,000)	(95,661)
Winbond Electronics Corp.	(157,000)	(47,312)
Wintek Corp.	(669,000)	(224,219)
Wistron Corp.	(23,000)	(19,219)
Yang Ming Marine Transport Corp.	(316,000)	(129,420)
		(2,316,802)
Thailand
Banpu PCL	(61,900)	(57,386)
Charoen Pokphand Foods PCL	(11,700)	(9,762)
CP ALL PCL	(178,000)	(231,026)
Home Product Center PCL	(369,371)	(102,159)
Indorama Ventures PCL	(13,400)	(9,855)
Thai Oil PCL	(5,700)	(9,204)
		(419,392)
Turkey
Arcelik AS	(8,479)	(52,410)
Pegasus Hava Tasimaciligi	(248)	(3,327)
Turkcell Iletisim Hizmetleri AS	(40,158)	(234,542)
		(290,279)
Total Reference Entity — Short		(8,741,922)
Net Value of Reference Entity — UBS AG		$13,299,404

See Notes to Consolidated Financial Statements.

22	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Schedule of Investments (concluded)

Notes to Schedule of Investments

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Consolidated Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Foreign Agency Obligations	—	$7,058,096	—	$7,058,096
Foreign Government Obligations	—	16,373,788	—	16,373,788
Investment Companies	$1,188,124	—	—	1,188,124
Short-Term Securities	25,039,149	—	—	25,039,149
Total	$26,227,273	$23,431,884	—	$49,659,157

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$1,452,059	—	$1,452,059
Liabilities:
Equity contracts	$(31,331)	—	—	(31,331)
Total	$(31,331)	$1,452,059	—	$1,420,728
[1]	Derivative financial instruments are swaps and financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial statement purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$57,000	—	—	$57,000
Liabilities:
Cash received as collateral for OTC derivatives	—	$(1,173,910)	—	(1,173,910)
Total	$57,000	$(1,173,910)	—	$(1,116,910)

There were no transfers between levels during the six months ended April 30, 2014.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	23

Consolidated Statement of Assets and Liabilities

April 30, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $24,434,455)	$23,431,884
Investments at value — affiliated (cost — $25,980,998)	26,227,273
Unrealized appreciation on OTC swaps	1,452,059
Cash pledged for financial futures contracts	57,000
Interest receivable	253,590
Investments sold receivable	175,171
Capital shares sold receivable	113,582
Deferred offering costs	10,874
Prepaid expenses	36,658
Total assets	51,758,091

Liabilities
Cash received as collateral for OTC derivatives	1,173,910
Investments purchased payable	1,027,437
Investment advisory fees payable	21,205
Variation margin payable on financial futures contracts	7,625
Administration fees payable	3,055
Service and distribution fees payable	1,158
Offering costs payable	1,088
Officer’s and Trustees’ fees payable	105
Other accrued expenses payable	25,994
Total liabilities	2,261,577
Net Assets	$49,496,514

Net Assets Consist of
Paid-in capital	$52,321,053
Undistributed net investment income	32,476
Accumulated net realized loss	(3,521,447)
Net unrealized appreciation/depreciation	664,432
Net Assets	$49,496,514

Net Asset Value
Institutional — Based on net assets of $47,713,914 and 5,165,803 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.24
Investor A — Based on net assets of $266,090 and 28,864 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.22
Investor C — Based on net assets of $1,516,510 and 165,204 shares outstanding, unlimited number of shares authorized, $0.001 par value	$9.18

See Notes to Consolidated Financial Statements.

24	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Statement of Operations

Six Months Ended April 30, 2014 (Unaudited)

Investment Income
Interest	$482,945
Dividends — affiliated	8,739
Total income	491,684

Expenses
Investment advisory	235,677
Offering	112,949
Professional	47,689
Administration	17,676
Administration — Institutional	5,803
Administration — Investor A	23
Administration — Investor C	65
Printing	4,328
Custodian	3,218
Service — Investor A	227
Service and distribution — Investor C	2,587
Registration	2,421
Officer and Trustees	2,183
Transfer agent — Institutional	257
Transfer agent — Investor A	111
Transfer agent — Investor C	122
Miscellaneous	6,712
Total expenses	442,048
Less fees waived by Manager	(102,740)
Less administration fees waived — Institutional	(5,803)
Less administration fees waived — Investor A	(22)
Less administration fees waived — Investor C	(53)
Less transfer agent fees waived and/or reimbursed — Institutional	(257)
Less transfer agent fees waived and/or reimbursed — Investor A	(105)
Less transfer agent fees waived and/or reimbursed — Investor C	(106)
Total expenses after fees waived and/or reimbursed	332,962
Net investment income	158,722

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(959,026)
Investments — affiliated	345,234
Financial futures contracts	86,397
Swaps	(1,175,895)
(1,703,290)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated	436,265
Investments — affiliated	25,541
Financial futures contracts	(31,331)
Swaps	74,633
505,108
Total realized and unrealized loss	(1,198,182)
Net Decrease in Net Assets Resulting from Operations	$(1,039,460)

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	25

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2014 (Unaudited)	Period May 16, 2013[1] to October 31, 2013

Operations
Net investment income	$158,722	$224,384
Net realized loss	(1,703,290)	(1,817,502)
Net change in unrealized appreciation/depreciation	505,108	159,324
Net decrease in net assets resulting from operations	(1,039,460)	(1,433,794)

Dividends to Shareholders From
Net investment income:
Institutional	(418,234)	—
Investor A	(1,158)	—
Investor C	(613)	—
Decrease in net assets resulting from dividends to shareholders	(420,005)	—

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,281,542	50,108,231

Net Assets
Total increase in net assets	822,077	48,674,437
Beginning of period	48,674,437	—
End of period	$49,496,514	$48,674,437
Undistributed net investment income, end of period	$32,476	$293,720
[1]	Commencement of operations.

See Notes to Consolidated Financial Statements.

26	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Financial Highlights

	Institutional
	Six Months Ended April 30, 2014 (Unaudited)		Period May 16, 2013[1] to October 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.00
Net investment income[2]	0.03		0.05
Net realized and unrealized loss	(0.24)		(0.52)
Net decrease from investment operations	(0.21)		(0.47)
Dividends from net investment income	(0.08)		—
Net asset value, end of period	$9.24		$9.53

Total Investment Return[3]
Based on net asset value[4]	(2.18)%		(4.70)%

Ratios to Average Net Assets[5]
Total expenses	1.86%	[6]	1.92%	[6,7]
Total expenses after fees waived and/or reimbursed	1.40%	[6]	1.40%	[6]
Net investment income	0.69%	[6]	1.08%	[6]

Supplemental Data
Net assets, end of period (000)	$47,714		$48,532
Portfolio turnover[8]	23%		12%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12%.
[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.97%.
[8]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	27

Consolidated Financial Highlights (continued)
	Investor A
	Six Months Ended April 30, 2014 (Unaudited)		Period May 16, 2013[1] to October 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$9.52		$10.00
Net investment income[2]	0.01		0.04
Net realized and unrealized loss	(0.23)		(0.52)
Net decrease from investment operations	(0.22)		(0.48)
Dividends from net investment income	(0.08)		—
Net asset value, end of period	$9.22		$9.52

Total Investment Return[3]
Based on net asset value[4]	(2.35)%		(4.80)%

Ratios to Average Net Assets[5]
Total expenses	2.23%	[6]	2.63%	[6,7]
Total expenses after fees waived and/or reimbursed	1.65%	[6]	1.65%	[6]
Net investment income	0.24%	[6]	0.82%	[6]

Supplemental Data
Net assets, end of period (000)	$266		$71
Portfolio turnover[8]	23%		12%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12%.
[7]	Organization costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 2.66%.
[8]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

28	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Consolidated Financial Highlights (concluded)
	Investor C
	Six Months Ended April 30, 2014 (Unaudited)	Period May 16, 2013[1] to October 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$9.49	$10.00
Net investment income (loss)[2]	(0.05)	0.00	[3]
Net realized and unrealized loss	(0.21)	(0.51)
Net decrease from investment operations	(0.26)	(0.51)
Dividends from net investment income	(0.05)	—
Net asset value, end of period	$9.18	$9.49

Total Investment Return[4]
Based on net asset value[5]	(2.69)%	(5.10)%

Ratios to Average Net Assets[6]
Total expenses	2.90% [7]	3.43%	[7,8]
Total expenses after fees waived and/or reimbursed	2.40% [7]	2.40%	[7]
Net investment income (loss)	(1.02)% [7]	0.06%	[7]

Supplemental Data
Net assets, end of period (000)	$1,517	$71
Portfolio turnover[9]	23%	12%
[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.
[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.12%.
[8]	Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.47%.
[9]	Excludes investments underlying the total return swaps.

See Notes to Consolidated Financial Statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	29

Notes to Consolidated Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Emerging Market Allocation Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as non-diversified. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, but may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. Investor C Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that Investor A and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Basis of Consolidation: The accompanying consolidated financial statements include the account of BlackRock Cayman Emerging Market Allocation Fund, Ltd. (the “Subsidiary”), which is a wholly owned subsidiary of the Fund and primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and still satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. During the six months ended April 30, 2014, there were no transactions in the Subsidiary. The Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Subsidiary may invest without limitation in commodity-related instruments.

2. Significant Accounting Policies:

The Fund’s consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Valuation: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Stock Market (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the BlackRock Global Valuation

30	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Notes to Consolidated Financial Statements (continued)

Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components may be treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts and swaps) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Fund’s future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid at least annually. Distributions from capital gains are recorded on the ex-dividend date. The character of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. Accordingly, the net investment income (loss) and realized gains (losses) reported in the Fund’s financial statements presented under U.S. GAAP for such investments held by the Subsidiary may differ significantly from income dividends and capital gain distributions. As such, any net gain will pass through to the Fund as ordinary income for federal income tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for period ended October 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	31

Notes to Consolidated Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Fund’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Consolidated Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Fund purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited, if any, is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Fund as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities.

Swaps: The Fund enters into swap agreements in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Fund for OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

32	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Notes to Consolidated Financial Statements (continued)
•	Total return swaps — The Fund enters into total return swaps to obtain exposure to securities (both long and short) or markets without owning such securities or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (dividends or interest plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments.
The Fund will pay an amount equal to any depreciation on a long position and appreciation on a short position including dividend income from such positions. Conversely, the Fund will receive any appreciation on a long position and any depreciation on a short position including dividend income from such positions. In addition, the Fund will also pay or receive a variable rate of interest based on the underlying benchmark rate plus or minus a spread (“financing fees”). The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying basket of equity securities and financing fees. The agreement allows the Manager to change the composition of the basket of securities by trading in and out of the underlying equity positions at its discretion. The resulting gains or losses are recorded in the Consolidated Statement of Operations. Certain swaps have no stated expiration and can be terminated by either party at any time.

Fair Values of Derivative Financial Instruments as of April 30, 2014
	Derivative Assets
	Consolidated Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation on OTC swaps	$1,452,059

The following is a summary of the Fund’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2014
	Derivative Liabilities
	Consolidated Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/depreciation[1]	$(31,331)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Consolidated Statement of Operations Six Months Ended April 30, 2014
Net Realized Gain (Loss) From
Equity contracts:
Financial futures contracts	$86,397
Swaps	(1,621,468)
Total	$(1,535,071)

Net Change in Unrealized Appreciation/Depreciation on
Equity contracts:
Financial futures contracts	$(31,331)
Swaps	$74,633
Total	$43,302

For the six months ended April 30, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts purchased	63
Average notional value of contracts purchased	$841,750
Total return swaps:
Average number of contracts	3
Average notional value	$24,560,279

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	33

Notes to Consolidated Financial Statements (continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Fund and any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

At April 30, 2014 the Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	—	$7,625
Swaps — OTC[1]	$1,452,059	—
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	1,452,059	7,625
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(7,625)
Total derivative assets and liabilities subject to an MNA	$1,452,059	—
[1]	Includes unrealized appreciation/depreciation.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund as of April 30, 2014:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Goldman Sachs & Co	$690,160	—	—	$(690,160)	—
UBS AG	761,899	—	—	(473,910)	$287,989
Total	$1,452,059	—	—	$(1,164,070)	$287,989

[2]	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3]	Net amount represents the net amount receivable from the counterparty in the event of default.
34	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Notes to Consolidated Financial Statements (continued)

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee based on a percentage of Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	1.00%
$1 Billion - $3 Billion	0.94%
$3 Billion - $5 Billion	0.90%
$5 Billion - $10 Billion	0.87%
Greater than $10 Billion	0.85%

The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its advisory fees by the amount of investment advisory fees paid in connection with its investment in other affiliated investment companies, if any. For the six months ended April 30, 2014, the Fund waived $7,644, which is included in fees waived by Manager in the Consolidated Statement of Operations.

The Manager, with respect to the Fund, entered into separate sub-advisory agreements with BlackRock Fund Advisors, BlackRock International Limited, BlackRock Asset Management North Asia Limited and BlackRock (Singapore) Limited (collectively, the “Sub-Advisors”), each an affiliate of the Manager. The Manager pays the Sub-Advisors for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A and Investor C shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager and State Street Bank and Trust Company as co-administrators (together, the “Administrators”) to provide administrative services (other than investment advice and related portfolio activities). The Administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The combined administration fee is paid at the following annual rates:

Average Daily Net Assets	Administration Fee
First $500 million	0.075%
$500 million - $1 Billion	0.065%
Greater than $1 Billion	0.055%

In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee
First $500 million	0.025%
$500 million - $1 Billion	0.015%
Greater than $1 Billion	0.005%

In addition, the Administrators may have, at their discretion, voluntarily waived all or any portion of their administration fees for the Fund or a share class which are included in administration fees waived and administration fees waived — class specific in the Consolidated Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

Expense Limitation
Institutional	1.40%
Investor A	1.65%
Investor C	2.40%
BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	35

Notes to Consolidated Financial Statements (continued)

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2015 unless approved by the Board, including a majority of the independent Trustees or by a vote of the majority of the outstanding voting securities of the Fund.

These amounts are included in fees waived by Manager, administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific and fees reimbursed, in the Consolidated Statement of Operations.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On April 30, 2014, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2015	2016
Fund level	$88,195	$95,069
Institutional	$5,354	$6,060
Investor A	$103	$127
Investor C	$92	$159

For the six months ended April 30, 2014, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares, which totaled $107.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Consolidated Statement of Operations.

5. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities for the six months ended April 30, 2014, were $5,337,674 and $6,438,827, respectively.

6. Income Tax Information:

As of October 31, 2013, the Fund had a capital loss carryforward, with no expiration dates, available to offset future realized capital gains of $378,004.

As of April 30, 2014 gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,806,717
Gross unrealized appreciation	$325,110
Gross unrealized depreciation	(2,472,670)
Net unrealized depreciation	$(2,147,560)

7. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $1.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. The agreement expires in April 2015. Excluding commitments designated for a certain individual fund, other Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $650 million, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) the one-month LIBOR plus 0.80% per annum or (b) the Fed Funds rate plus 0.80% per annum on amounts borrowed. Participating Funds paid administration and arrangement fees which, along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. The Fund did not borrow under the credit agreement during the six months ended April 30, 2014.

8. Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may

36	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Notes to Consolidated Financial Statements (concluded)

fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.

As of April 30, 2014, the Fund had the following industry classifications:

	Percent of Total Investments
Industry	Long	Short	Total
Semiconductors & Semiconductor Equipment	4%	1%	5%
Oil, Gas & Consumable Fuels	4	1	5
Commercial Banks	5	—	5
Wireless Telecommunication Services	3	2	5
Metals & Mining	3	1	4
Electronic Equipment, Instruments & Components	3	1	4
Food Products	2	1	3
Food Staples & Retailing	2	1	3
Chemicals	2	1	3
Industrial Conglomerates	2	—	2
Construction & Engineering	—	2	2
Electric Utilities	2	—	2
Other	46 [1]	11 [2]	57
Total	78%	22%	100%
[1]	Consist of Foreign Government Obligations (19%) with the remainder consisting of other industries held that were each 1% or less than total investments (27%).
[2]	All other industries held were each 1% or less of total investments.

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2014		Period May 16, 2013[3] to October 31, 2013
	Shares	Amount	Shares	Amount
Institutional
Shares sold	74,592	$680,730	5,093,195	$49,966,220
Shares issued in reinvestment of dividends	235	2,148	—	—
Shares redeemed	(2,219)	(20,054)	—	—
Net increase	72,608	$662,824	5,093,195	$49,966,220

Investor A
Shares sold	81,911	$742,467	7,442	$70,356
Shares issued in reinvestment of dividends	106	969	—	—
Shares redeemed	(60,572)	(552,690)	(23)	(208)
Net increase	21,445	$190,746	7,419	$70,148

Investor C
Shares sold	157,952	$1,430,558	7,647	$72,867
Shares issued in reinvestment of dividends	52	473	—	—
Shares redeemed	(332)	(3,059)	(115)	(1,004)
Net increase	157,672	$1,427,972	7,532	$71,863
Total Net Increase	251,725	$2,281,542	5,108,146	$50,108,231
[3]	Commencement of operations.

At April 30, 2014, the following shares of the Fund were owned by affiliates:

Institutional	5,091,436
Investor A	2,500
Investor C	2,500

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	37

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Frank J. Fabozzi, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and
Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Effective May 30, 2014, Brian Kindelan resigned as Chief Compliance Officer and Anti-Money Laundering Officer of the Fund and Charles Park became Chief Compliance Officer and Anti-Money Laundering Officer of the Fund. Mr. Park joined BlackRock in 2009 and is the current Chief Compliance Officer of BlackRock’s iShares exchange traded funds.

Investment Advisor and
Co-Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisors
BlackRock Fund Advisors
Princeton, NJ 08540

BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom

BlackRock Asset Management
North Asia Limited
Hong Kong, China

BlackRock (Singapore) Limited
079912 Singapore

Accounting Agent, Custodian and
Co-Administrator
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

38	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	39

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

40	BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Long/Short Equity Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Basic Value Fund	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Capital Appreciation Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Commodity Strategies Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Real Estate Securities Fund
BlackRock Disciplined Small Cap Core Fund	BlackRock International Fund	BlackRock Russell 1000® Index Fund
BlackRock Emerging Markets Dividend Fund	BlackRock International Index Fund	BlackRock Science & Technology
BlackRock Emerging Markets Fund	BlackRock International Opportunities Portfolio	Opportunities Portfolio
BlackRock Emerging Markets Long/Short	BlackRock Large Cap Core Fund	BlackRock Small Cap Growth Equity Portfolio
Equity Fund	BlackRock Large Cap Core Plus Fund	BlackRock Small Cap Growth Fund II
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Growth Fund	BlackRock Small Cap Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Value Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Latin America Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Flexible Equity Fund	BlackRock Long-Horizon Equity Fund	BlackRock Value Opportunities Fund
BlackRock Focus Growth Fund

Taxable Fixed Income Funds

BlackRock Bond Index Fund	BlackRock Emerging Markets Flexible	BlackRock Short Obligations Fund
BlackRock Core Bond Portfolio	Dynamic Bond Portfolio	BlackRock Short-Term Treasury Fund
BlackRock CoreAlpha Bond Fund	BlackRock Floating Rate Income Portfolio	BlackRock Strategic Income
BlackRock CoRI Funds	BlackRock Global Long/Short Credit Fund	Opportunities Portfolio
2015	BlackRock GNMA Portfolio	BlackRock Total Return Fund
2017	BlackRock High Yield Bond Portfolio	BlackRock U.S. Government Bond Portfolio
2019	BlackRock Inflation Protected Bond Portfolio	BlackRock U.S. Mortgage Portfolio
2021	BlackRock Investment Grade Bond Portfolio	BlackRock Ultra-Short Obligations Fund
2023	BlackRock Low Duration Bond Portfolio	BlackRock World Income Fund
BlackRock Secured Credit Portfolio

Municipal Fixed Income Funds

BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New York Municipal Bond Fund	BlackRock Strategic Municipal
BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund	Opportunities Fund

Mixed Asset Funds

BlackRock Balanced Capital Fund	LifePath® Active Portfolios		LifePath® Index Portfolio
BlackRock Emerging Market Allocation Portfolio	2015	2040	Retirement	2040
BlackRock Global Allocation Fund	2020	2045	2020	2045
BlackRock Managed Volatility Portfolio	2025	2050	2025	2050
BlackRock Multi-Asset Income Portfolio	2030	2055	2030	2055
BlackRock Multi-Asset Real Return Fund	2035		2035
BlackRock Strategic Risk Allocation Fund
BlackRock Prepared Portfolios	LifePath® Portfolios
Conservative Prepared Portfolio	Retirement	2040
Moderate Prepared Portfolio	2020	2045
Growth Prepared Portfolio	2025	2050
Aggressive Growth Prepared Portfolio	2030	2055
	2035

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK EMERGING MARKET ALLOCATION PORTFOLIO	APRIL 30, 2014	41

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

The report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change. Please see the Fund’s prospectus for a description of risks associated with global investments.

EMAP-4/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: July 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Funds

Date: July 1, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Funds

Date: July 1, 2014

3